Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of maximum limit of registered capital to discontinue general reserve	50.00%
Appropriated retained earnings	¥ 84,537	$ 12,143	¥ 75,929	¥ 51,847
Restricted net assets	¥ 13,311,536	$ 1,912,083	¥ 9,747,124